Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). On
March 27, 2012,
October 19, 2012,
December 5, 2016
and
May 31, 2017,
the Company completed
four
follow-on public offerings in the United States under the Securities Act and issued
7,500,000
common shares,
7,000,000
common shares,
12,000,000
common shares and
13,500,000
common shares, respectively, par value
$0.0001
,
at a public offering price of
$14.10
per share,
$14.00
per share,
$6.00
per share and
$7.10
per share, respectively. During
2015,
the Company issued
448,800
shares to Costamare Shipping Company S.A. and
149,600
to Costamare Shipping Services Ltd. (Note
3
). During
2016,
the Company issued
598,400
shares, in aggregate, to Costamare Shipping Services Ltd. (Note
3
). Additionally, during the year ended
December 31, 2017,
the Company issued
598,400
shares to Costamare Shipping Services Ltd. On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note
14
). Under the Plan, the Company has issued to its common stockholders
6,110,785
shares, in aggregate. As at
December 31, 2017,
the aggregate issued share capital was
108,205,985
common shares. At
December 31, 2017,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
54.7%
of the outstanding common shares, in the aggregate. Furthermore, (i) on
August 7, 2013,
the Company completed a public offering of
2,000,000
shares of its
7.625%
Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (ii) on
January 21, 2014,
the Company completed a public offering of
4,000,000
shares of its
8.50%
Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share and (iii) on
May 13, 2015,
the Company completed a public offering of
4,000,000
shares of its
8.75%
Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share.

As of
December 31, 2016
and
2017,
the Company owned and/or operated a fleet of
53
container vessels, respectively, with a total carrying capacity of approximately
314,423
and
316,307
twenty
-foot equivalent units (“TEU”), respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters.

At
December 31, 2017,
Costamare had
68
wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except five
incorporated in the Republic of the Marshall Islands.

Certain prior period amounts in the consolidated Statements of Cash Flows have been reclassified to conform to the current year presentation. More specifically, “Capital lease proceeds” and “Capital lease repayments” have been reclassified to the line items of “Proceeds from long-term debt and capital leases” and “Repayment of long-term debt and capital leases”, respectively.